SCHEDULE OF OPERATING SEGMENT (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Operating expenses includes revenue share expense	$ 42,727	$ 27,905